Commitments and Contingencies - Ministry of Commerce Administrative (Detail) - Ministry of commerce administrative fine [member] - TRY (₺) ₺ in Thousands		12 Months Ended
	Nov. 01, 2021	Dec. 31, 2020
Disclosure of commitments and contingencies [line items]
Administrative fine imposed		₺ 138,173
Payment to restructure administrative fine	₺ 51,815